Loss per share	12 Months Ended
Mar. 31, 2023
Earnings per share [abstract]
Loss per share	Loss per share
The Company has stock options and share awards as potentially-dilutive shares. Diluted net loss per share excludes all potentially-dilutive shares if their effect is anti-dilutive. As a result of net losses incurred, all potentially-dilutive shares have been excluded from the calculation of diluted net loss per share because including them would be anti-dilutive; therefore, basic and diluted number of shares is the same for the years ended March 31, 2023 and 2022. All outstanding potentially dilutive shares could potentially dilute loss per share in the future.

	2023	2022

Issued Common Shares	151,170,305	148,661,312
Weighted average number of Common Shares (basic and diluted)	150,404,130	141,580,917

Net loss per share – basic and diluted	($7.11)	($2.04)
The weighted average number of potentially dilutive shares that are not included in the diluted net loss per share calculations because they would be anti-dilutive was 16,270,724 stock options and share awards for the year ended March 31, 2023 (2022 - 10,515,666)